Loss per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted EPS
The components of the numerator for the calculation of basic and diluted LPS were as follows:

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Net loss attributable to shareholder	(181)	(203)	(1,745)	(498)
Effect of dilution	—	—	—	—
Diluted net loss available to shareholders	(181)	(203)	(1,745)	(498)

The components of the denominator for the calculation of basic and diluted LPS were as follows:

(In millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Basic loss per share:
Weighted average number of common shares outstanding	100	100	100	100
Diluted loss per share:
Effect of dilution	—	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100	100	100

The basic and diluted loss per share were as follows:

(In $)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Basic loss per share	(1.80)	(2.03)	(17.40)	(4.98)
Diluted loss per share	(1.80)	(2.03)	(17.40)	(4.98)